Vendor Payables in Trust	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FF Intelligent Mobility Global Holdings Ltd [Member]
Vendor Payables in Trust [Line Items]
Vendor Payables in Trust
10.	Vendor Payables in Trust

On April 29, 2019, the Company established the Faraday Vendor Trust (“Vendor Trust”), with the intention to stabilize the Company’s supplier base by providing suppliers with the ability to exchange their unsecured trade receivables for secured trust interests. Repayment of the trust interests is governed by a Trade Receivables Repayment Agreement dated as of April 29, 2019 (“Trade Receivables Repayment Agreement”). All interests in the Vendor Trust are collateralized by a first lien, with third payment priority, in agreement with applicable intercreditor arrangements, on virtually all tangible and intangible assets of the Company. The applicable interest rate for the vendor trust principal balance is 6.00%, calculated daily from the date of contribution and is non-compounding. The Company determined that the economic substance of the obligations under the Vendor Trust is an in-substance financing.

A total of $109,565 and $111,574 of the Company’s trade payables have been included in the Vendor Trust as of June 30, 2021 and December 31, 2020, respectively. Accrued interest related to the Vendor Trust aggregated $13,358 and $11,840 as of June 30, 2021 and December 31, 2020, respectively. The Vendor Trust also includes approximately $8,380 and $25,000 of purchase orders as of June 30, 2021 and December 31, 2020, respectively, related to goods and services yet to be received. These vendors did not contribute any receivables into the Vendor Trust related to these purchase orders, as the goods and services are to be received at a future date. As such, the Company may cancel the vendor’s interest in the Vendor Trust related to these purchase orders until such time that the vendors begin to fulfil the requested goods and services.

On October 30, 2020, the agreement governing the Vendor Trust (the “Vendor Trust Agreement”) was modified to add a conversion feature to allow the secured interests in the Vendor Trust to convert into a variable number of PSAC shares if a Qualified SPAC Merger (as defined in the Vendor Trust Agreement) occurs. The Company accounted for this modification as an extinguishment because the conversion feature is considered substantive, as the conversion feature is reasonably possible to be exercised. The conversion feature does not require bifurcation because it is clearly and closely related to the host instrument, since the conversion does not involve a substantial premium or discount. Accretion of the discount created from the gain recorded on extinguishment of $679 and $1,350 was recorded in Interest Expense in the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the three and six months ended June 30, 2021, respectively. The Vendor Trust carrying value was $109,574 and $110,224, net of remaining discounts, as of June 30, 2021 and December 31, 2020, respectively.

On March 1, 2021, the maturity date of the secured trust interests in the Vendor Trust was extended to the earliest of: (i) October 6, 2021; (ii) the closing of a Qualified SPAC Merger; (iii) a change in control of the Company; or (iv) an acceleration of the obligations under certain of the Company’s other secured financing arrangements. The Trade Receivables Repayment Agreement includes an event of default if a Qualified SPAC Merger does not close by July 27, 2021.

The estimated fair value of the Vendor Trust, using inputs from Level 3 under the fair value hierarchy, was $117,575 and $109,762 as of June 30, 2021 and December 31, 2020, respectively.

Termination of Interests in the Vendor Trust

On June 4, 2021, the Company entered into an agreement with a vendor with an interest in the Vendor Trust for future services. The Company and the vendor agreed to forgive $14,166 relating to future work instead of converting these interests to equity upon the close of the Business Combination. In addition, it was agreed to terminate and forgive $1,901 of the vendor’s interest for work performed, resulting in a gain of $1,731.

On June 7, 2021, the Company entered into agreements with two vendors and settled in cash an interest in the Vendor Trust aggregating $5,367. The vendors’ remaining interests aggregating $17,457 is payable in cash only in the event the Qualified SPAC Merger closes by July 31, 2021, otherwise the payables will remain in the Vendor Trust under the original terms.

On June 9, 2021, the Company agreed to designate $10,000, to be paid at the election of certain of the interest holders in the Vendor Trust at the closing of the Qualified SPAC Merger.

Subsequent to June 30, 2021, at the closing of the Business Combination, the Company settled the majority of the outstanding payables of the Vendor Trust as well as any accrued interest and amounts for purchase orders related to goods and services yet to be received, by paying $28,355 in cash and issuing 10,456,642 shares of FFIE Class A Common Stock. See Note 15. Subsequent Events for more information related to the closing of the Business Combination.

10.	Vendor Payables in Trust

On April 29, 2019, the Company established the Faraday Vendor Trust (“Vendor Trust”), which is intended to stabilize the Company’s supplier base by providing suppliers with the ability to exchange their unsecured trade receivables for secured trust interests. Repayment of the trust interests is governed by a Trade Receivables Repayment Agreement dated as of April 29, 2019 (“Trade Receivables Repayment Agreement”). All interests in the Vendor Trust are collateralized by a first lien, with third payment priority, pursuant to applicable intercreditor arrangements, on virtually all tangible and intangible assets of the Company. The applicable interest rate for the vendor trust principal balance is 6.00%. The secured trust interests bear daily non-compounding interest from the date of contribution. The Company determined that the economic substance of the obligations under the Vendor Trust is an in-substance financing. As a result, the Company reported an operating cash outflow and financing cash inflow of $174 and $115,900 on the consolidated statements of cash flows during the years ended December 31, 2020 and 2019.

A total of $111,574 and $115,900 of the Company’s trade payables have been contributed to the Vendor Trust with accrued interest of $11,840 and $4,638 as of December 31, 2020 and 2019, respectively, which is recorded within accrued interest on the Company’s consolidated balance sheets. During the year ended December 31, 2020, the Company made aggregate payments of $4,500 on the Vendor Trust. The Vendor Trust also includes approximately $25.0 million of purchase orders related to goods and services to be provided by certain vendors. These vendors did not contribute any receivables into the Vendor Trust related to these purchase orders as the services are to be provided at a future date. As such, the Company may cancel the vendor’s interest in the Vendor Trust related to these purchase orders until such time that the vendors begin to fulfil the requested goods and services.

On October 30, 2020, the agreement governing the Vendor Trust (the “Vendor Trust Agreement”) was modified to add a conversion feature to allow the conversion of the secured interests in the Vendor Trust into a variable number of SPAC shares if a Qualified SPAC Merger (as defined in the Vendor Trust Agreement) occurs. Since the conversion feature is substantive as it is reasonably possible to be exercised, this modification will be accounted for as an extinguishment with a gain on extinguishment of $1,812 recorded in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. The conversion feature does not require bifurcation because it is clearly and closely related to the host instrument since the conversion does not involve a substantial premium or discount. Additionally, accretion of $462 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. These adjustments resulted in the Vendor Trust having a net carrying value of $110,224 as of December 31, 2020.

The estimated fair value, using inputs from Level 3 under the fair value hierarchy, of the Vendor Trust is $109,762 and $112,488 as of December 31, 2020 and 2019, respectively.

During 2020, the Company identified an immaterial error in the disclosure of the fair value of the Vendor Trust as of December 31, 2019 and adjusted the prior year amounts for such error. This correction did not impact the current and previously reported consolidated statement of operations and comprehensive loss and statement of convertible preferred stock and stockholders’ deficit.

Subsequent to December 31, 2020, on March 1, 2021, the maturity date of the secured trust interests in the Vendor Trust was extended to the earliest to occur of October 6, 2021, the closing of a Qualified SPAC Merger, a change in control of FF, or an acceleration of the obligations under certain of FF’s other secured financing arrangements. It is an event of default under the Trade Receivables Repayment Agreement if a Qualified SPAC Merger does not close by July 27, 2021.